Equity (Details Narrative)																1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 26, 2024 USD ($) $ / shares	Nov. 25, 2024 USD ($) shares	Oct. 29, 2024 USD ($) $ / shares shares	Aug. 19, 2024 USD ($) $ / shares shares	Aug. 05, 2024 USD ($) $ / shares shares	Feb. 06, 2024 USD ($) $ / shares shares	Jan. 24, 2024 USD ($) $ / shares shares	Dec. 16, 2023 USD ($) $ / shares shares	Oct. 11, 2023 USD ($) $ / shares shares	Oct. 01, 2023 USD ($) $ / shares shares	Sep. 30, 2023	Aug. 25, 2023 USD ($) $ / shares shares	Jun. 05, 2023 USD ($) $ / shares shares	May 03, 2023 shares	May 02, 2023 USD ($) $ / shares shares	Apr. 30, 2023 shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2023 shares	Jul. 31, 2023 shares	May 01, 2023 shares	Jan. 31, 2023 shares	Dec. 31, 2022 shares
Class of Stock [Line Items]
Common stock, shares authorized																	500,000,000		500,000,000	500,000,000
Common stock, par value | $ / shares																	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized																	50,000,000		50,000,000	50,000,000
Preferred stock, par value | $ / shares																	$ 0.001		$ 0.001	$ 0.001
Common stock issued, shares						87,500													969,500	6,023,067
Common stock issued, value | $						$ 35,000												$ 35,000	$ 725,600	$ 3,107,120
Common shares issued for services, shares																			1,500,000	216,000
Common shares issued for services, value | $																			$ 652,500	$ 83,434
Additional shares issued for prior year, shares		2,325,983
Deemed dividend | $		$ 1,011,803
Stock based compensation | $															$ 132,960		$ 83,901	84,663	$ 1,057,291	145,003
Shares issued price per share | $ / shares															$ 0.075
Preferred stock, shares outstanding																	0		0
Stock based compensation | $															$ 2,085,762		$ 83,901	$ 84,663	$ 1,057,291	$ 145,003
Preferred stock, shares issued																	0		0
Warrant issued																				350,000
Warrants term																				5 years
Fair value of warrants | $																				$ 72,785
Share price | $ / shares						$ 0.40
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Share based payment award options												125,000	400,000						2,170,000	3,370,000
Options exercise price | $ / shares																			$ 0.46	$ 0.43
Option grants issuance | $												$ 3,850	$ 62,002
Stock options outstanding expense | $																	$ 83,901		$ 404,791	$ 61,569
Stock option term exercise price												3 months	5 years
Exercise price | $ / shares												$ 0.40	$ 0.17
Options vest remaining													240,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount | $													$ 60,000,000
Outstanding, weighted average remaining term																			5 years
Exercisable, weighted average remaining term																	4 years 9 months		5 years
Outstanding, intrinsic value | $																			$ 757,606
Exercisable, intrinsic value | $																	$ 0		$ 757,606
Share-Based Payment Arrangement, Option [Member] | Employee Stock [Member]
Class of Stock [Line Items]
Share based payment award options			1,200,000	100,000	100,000
Options term					5 years
Options exercise price | $ / shares			$ 0.75	$ 0.51	$ 0.51
Option grants issuance | $			$ 387,206	$ 52,021	$ 43,894
Share price | $ / shares			$ 0.43	$ 0.57	$ 0.51
Exercise price | $ / shares	$ 0.41		$ 0.75	$ 0.57	$ 0.51
Stock options term				3 years 9 months
Volatility				117.27%
Discount rate			4.38%	3.75%	3.62%
Stock options vested description			75,000 Options are fully vested and 525,000 Options will become vested and exercisable with respect to 37,500 shares on the last day of each calendar quarter beginning December 31, 2024, and ending on September 30, 2028, until 525,000 Option Shares are 100% vested. For a period of four years beginning October 1, 2024, ending September 30, 2025; October 1, 2025, ending September 30, 2026; October 1, 2026 ending September 30, 2027; and October 1, 2027 ending September 30, 2028, 150,000 Option Shares will vest (subject to meeting certain total new bookings) on September 30 of each year, beginning September 30, 2025.	The Option will become vested and exercisable with respect to 7,500 shares on December 31, 2024, and 7,500 shares at the end of each calendar quarter for years 2025, 2026, 2027 and ending on September 30, 2028.	(i) 50,000 options will become vested and exercisable with respect to 3,125 shares on December 31, 2024, and 3,125 shares at the end of each calendar quarter for years 2025, 2026, 2027, and ending on September 30, 2028, until the 50,000 Options are 100% vested (ii) 12,500 Options will vest over four years on an annual basis when the Participant exceeds annual sales objectives established by the Company for years 2025, 2026, 2027, and 2028, for a total of 50,000 Options.
Options expire date	Oct. 01, 2029		Mar. 28, 2029
Stock options vesting value | $			$ 5,000,000
Stock options vesting shares			150,000
Incremental fair value | $	$ 67,171
Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Warrant measurement input																				0
Minimum [Member]
Class of Stock [Line Items]
Exercise price | $ / shares																				$ 1.00
Share price | $ / shares																				0.17
Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Exercise price | $ / shares																				$ 0.27
Stock options term																				3 months
Volatility																				76.64%
Discount rate																				2.01%
Minimum [Member] | Share-Based Payment Arrangement, Option [Member] | Employee Stock [Member]
Class of Stock [Line Items]
Stock options term			4 years 2 months 15 days		3 years 9 months
Volatility			120.02%		120.76%
Minimum [Member] | Measurement Input, Share Price [Member]
Class of Stock [Line Items]
Warrant measurement input																				0.167
Minimum [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Warrant measurement input																				1.6990
Minimum [Member] | Measurement Input, Discount Rate [Member]
Class of Stock [Line Items]
Warrant measurement input																				0.0391
Maximum [Member]
Class of Stock [Line Items]
Exercise price | $ / shares																				$ 2.00
Share price | $ / shares																				0.57
Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Exercise price | $ / shares																				$ 0.75
Stock options term																				5 years
Volatility																				172.88%
Discount rate																				4.60%
Maximum [Member] | Share-Based Payment Arrangement, Option [Member] | Employee Stock [Member]
Class of Stock [Line Items]
Stock options term			4 years 4 months 28 days		5 years
Volatility			122.74%		167.38%
Maximum [Member] | Measurement Input, Share Price [Member]
Class of Stock [Line Items]
Warrant measurement input																				0.40
Maximum [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Warrant measurement input																				1.7274
Maximum [Member] | Measurement Input, Discount Rate [Member]
Class of Stock [Line Items]
Warrant measurement input																				0.0427
Director [Member]
Class of Stock [Line Items]
Share based payment award options								1,000,000
Option grants issuance | $								$ 397,140
Stock options vested description								The options vest over a four-year period in equal installments on each of the succeeding four anniversary dates.
Stock option term exercise price								10 years
Exercise price | $ / shares								$ 0.57
Director [Member] | Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Share based payment award options							750,000
Options term							10 years
Options exercise price | $ / shares							$ 0.51
Option grants issuance | $							$ 368,386
Share price | $ / shares							$ 0.51
Exercise price | $ / shares							$ 0.51
Stock options term							6 years 3 months
Volatility							162.68%
Discount rate							4.14%
Advisory Board [Member]
Class of Stock [Line Items]
Share based payment award options									550,000	45,000
Option grants issuance | $									$ 298,275	$ 11,572
Stock option term exercise price									5 years	5 years
Exercise price | $ / shares									$ 0.57	$ 0.27
Share based payment award options vest																25,000					25,000	25,000		25,000
Revenue from sales description									(ii) 50,000 options upon the Company’s revenue from the sale of the Company’s products through customer’s channels exceeding $5,000,000 by June 30, 2024; (iii) 100,000 options upon the Company’s revenue from the sale of the Company’s products through customer’s channels exceeding $20,000,000 by June 30, 2025; and (iv) 200,000 options upon the Company’s revenue from the sale of the Company’s products through customer’s channels exceeding $40,000,000 by June 30, 2026.
Consultants and Director [Member]
Class of Stock [Line Items]
Common stock issued, shares																				1,650,000
Share based payment award options																				1,650,000
Option grants issuance | $																				$ 611,764
Stock options vested description																				options vest 20% at issuance and 80% over a four year period in equal installments on each of the succeeding four anniversary dates.
Option vest																				100,000
Option issuance																				1,550,000
Consultants and Director [Member] | Minimum [Member]
Class of Stock [Line Items]
Stock option term exercise price																				3 years
Stock option exercise price | $ / shares																				$ 0.40
Consultants and Director [Member] | Maximum [Member]
Class of Stock [Line Items]
Stock option term exercise price																				5 years
Stock option exercise price | $ / shares																				$ 0.75
Common Stock [Member]
Class of Stock [Line Items]
Common stock issued, shares																		87,500	969,500	6,023,067
Deemed dividend | $																			$ 2,326
Stock based compensation, shares															1,772,800				1,500,000	216,000
Stock based compensation | $																			$ 1,500	$ 216
Shares issued																	37,790,943	33,082,960	37,790,943	32,995,460					24,983,593
Warrant [Member]
Class of Stock [Line Items]
Weighted average remaining term, outstanding																	3 years 21 days		3 years 3 months 21 days
Weighted average remaining term, exercisable																	3 years 21 days		3 years 3 months 21 days
Intrinsic value, outstanding | $																	$ 0		$ 50,000
Intrinsic value, exercisable | $																	$ 0		$ 50,000
Series B-1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																	8,619,420		8,619,420	8,619,420			8,619,420
Preferred stock, par value | $ / shares																	$ 0.001		$ 0.001	$ 0.001
Preferred stock, conversion terms																	Each share of Series B-1 is convertible on a 1 to 11 common share basis.		Each share is convertible on a 1 to 11 common share basis.
Preferred stock, shares outstanding																	8,619,420		8,619,420	8,619,420
Preferred stock, voting rights																	Each share of Series B-1 has voting rights 3.2x (times) that of the number of votes that is equal to the number of common stock into which the Series B-1 are convertible.		Each share of Series B-1 Preferred Stock has voting rights 3.2x (times) that of the number of votes that is equal to the number of common stock the series of preferred shares
Outstanding votes percent											51.00%								51.00%
Preferred stock, shares issued																	8,619,420		8,619,420	8,619,420
Series B-1 Preferred Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Temporary equity stock based compensation, shares														2,946,074	2,946,074
Temporary equity stock based compensation | $															$ 2,085,762
Additional shares issued															2,946,074
Share price | $ / shares															$ 0.075
Series B-1 Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares																			$ 0.001
Deemed dividend | $
Stock based compensation | $
Temporary equity stock based compensation, shares																				2,946,074
Temporary equity stock based compensation | $																				$ 2,085,762
Shares issued																	8,619,420	8,619,420	8,619,420	8,619,420
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																	2,068		2,068
Preferred stock, par value | $ / shares																	$ 0.001		$ 0.001	$ 0.001
Preferred stock, conversion terms																Each share of Series A has voting rights equal to the amount of shares of common stock the Series A is convertible to and is convertible on a 1 to 1.25 common share basis.	Each share of Series A has voting rights equal to the amount of shares of common stock into which the Series A is convertible. Each share of Series A is convertible on a 1 to 1.25 common share basis.
Preferred stock, shares outstanding																	2,068		2,068	2,068
Preferred stock, shares issued																	2,068		2,068	2,068
Series A Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																	2,068
Preferred stock, par value | $ / shares																			$ 0.001
Deemed dividend | $
Stock based compensation | $
Shares issued																	2,068	2,068	2,068	2,068					2,068
Series A-1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding																				2,068
Series B Two Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																	3,107,438
Preferred stock, par value | $ / shares																	$ 0.001
Preferred stock, conversion terms																	Each share of Series B-2 has voting rights equal to the amount of shares of common stock the Series A is convertible to and is convertible on a 1 to 1 common share basis
Preferred stock, shares outstanding																	0		0
Preferred stock, shares issued																	0		0